Investments in subsidiaries (Subsidiaries acquired through establishment or investment) (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 SGD ($) shares	Dec. 31, 2021 USD ($) shares
Huaneng Zuoquan Yangjiao Wind Power Co., Ltd.("Zuoquan Yangjiao")
Disclosure of subsidiaries [line items]
Registered capital	¥ 500,000
Huaneng (Jinxiang) New Energy Co., Ltd.[member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 80,000,000
Business nature and scope of operations	Construction, operation and maintenance of new energy generation projects and distribution network projects; and production and sale of electricity
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Zhuanghe) Wind Power Co., Ltd . ("Zhuanghe Wind Power")
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 2,700,000,000
Business nature and scope of operations	Production and sale of electricity and heat
Percentage of equity interest held, Interest	86.21%
Percentage of equity interest held, Voting	86.21%
Huaneng (Zhuanghe) Clean Energy Co., Ltd .("Zhuanghe Clean Energy")
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,500,000,000
Business nature and scope of operations	Investment, construction and management of wind power projects
Percentage of equity interest held, Interest	86.01%
Percentage of equity interest held, Voting	86.01%
Huaneng Zaoyang New Energy Co., Ltd . ("Zaoyang New Energy")
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 232,920,000
Business nature and scope of operations	Production and sale of electricity, and development and utilization of clean energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhenning New Energy Power Generation Co., Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 222,470,000
Business nature and scope of operations	Technological research and development and management of new energy projects, and sale of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Wangmo New Energy Power Generation Co., Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 44,000,000
Business nature and scope of operations	Technological research and development and management of new energy projects, and sale of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng International Power Fuel Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Wholesale of coal
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Nantong Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 798,000,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 875,675,300
Business nature and scope of operations	Production and sale of electricity and heat, and sale of coal ash and lime
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hunan Xiangqi Hydropower Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 328,000,000
Business nature and scope of operations	Construction, operation and management of hydropower plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company ("Zuoquan Coal-fired Power ") (f)
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 960,996,200
Business nature and scope of operations	Construction, operation and management of electricity projects; development and utilization of clean energy resources
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng Kangbao Wind Power Utilization Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 543,200,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects; solar power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiuquan Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 2,761,480,000
Business nature and scope of operations	Construction, operation and management of wind power generation and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Rudong Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 90,380,000
Business nature and scope of operations	Operation and management of wind power generation projects
Percentage of equity interest held, Interest	90.00%
Percentage of equity interest held, Voting	90.00%
Huaneng Guangdong Haimen Port Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 331,400,000
Business nature and scope of operations	Loading, warehousing and conveying services, providing facility services and water transportation services
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Taicang Port Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 600,000,000
Business nature and scope of operations	Port provision, cargo loading and storage
Percentage of equity interest held, Interest	85.00%
Percentage of equity interest held, Voting	85.00%
Huaneng Taicang Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 883,899,310
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Huaiyin II Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 930,870,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	63.64%
Percentage of equity interest held, Voting	63.64%
Xindian Power [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 991,915,789
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	95.00%
Percentage of equity interest held, Voting	95.00%
Huaneng Shanghai Combined Cycle Power Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 699,700,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Yumen Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 785,960,000
Business nature and scope of operations	Construction, operation and management of wind power generation and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Qingdao Co-generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 498,729,045
Business nature and scope of operations	Construction, operation and management of co-generation power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Tongxiang Combined Cycle Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 300,000,000
Business nature and scope of operations	Production and sale of electricity and heat; investment in combined cycle co-generation industries
Percentage of equity interest held, Interest	95.00%
Percentage of equity interest held, Voting	95.00%
Huaneng Shantou Haimen Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,508,000,000
Business nature and scope of operations	Construction, operation and management of power plants and related projects
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Liangjiang Power [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 871,920,000
Business nature and scope of operations	Construction, operation and management of natural gas power plants and related projects
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Yunnan Fuyuan Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 326,290,000
Business nature and scope of operations	Wind power project investment, management and sales
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guizhou Panzhou State City Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 188,180,000
Business nature and scope of operations	Construction and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiangxi Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,384,502,000
Business nature and scope of operations	Power generation and supply development, management and construction of clean energy resource
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Nanjing Combined Cycle Co-generation [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest held, Interest	27.39%
Huaneng Hunan Subaoding Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 266,000,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Suixian Jieshan Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 183,500,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Taiyuan Dongshan Combined Cycle Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 731,710,000
Business nature and scope of operations	Construction and operation of thermal heating networks, development and utilization of clean energy resources
Percentage of equity interest held, Interest	82.00%
Percentage of equity interest held, Voting	82.00%
Huaneng Xuzhou Tongshan Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 287,951,400
Business nature and scope of operations	Wind power generation, electricity engineering design services, maintenance of power supply and control facilities, solar energy power generation
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Nanjing Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 320,400,000
Business nature and scope of operations	Construction and operation of power plants, and thermal heating services
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Hunan Guidong Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 140,000,000
Business nature and scope of operations	Investment, construction, operation and management of electricity projects; development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Luodian New Energy Power Generation Co., Ltd[member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 155,190,000
Business nature and scope of operations	Technological research and development and management of new energy projects, and sale of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Guizhou Huajin Clean Energy Co., Ltd[member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Production and sale of electricity and heat, construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Huaneng Daqing Clean Energy Co., Ltd[member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,000,000,000
Business nature and scope of operations	Production and sale of electricity, construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhaodong Biomass Power Generation Co[member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 120,000,000
Business nature and scope of operations	Biomass power generation, sale of electricity and heat, and energy-saving technology promotion
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Nanjing Luhe Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 84,800,000
Business nature and scope of operations	Investment, construction, operation, management of electricity projects; development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Luoyuan Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,163,100,000
Business nature and scope of operations	Construction, operation and management of power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Lingang (Tianjin) Gas Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 332,000,000
Business nature and scope of operations	Power generation and supply
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Lingang (Tianjin) Heat Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 5,000,000
Business nature and scope of operations	Providing thermal energy and cold energy services, supplying steam and hot water (except portable water), plumbing pipe installation and repair, energy engineering construction
Percentage of equity interest held, Interest	66.00%
Percentage of equity interest held, Voting	66.00%
Huaneng Anhui Huaining Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 301,500,000
Business nature and scope of operations	Investment, construction and operation of electricity projects development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Mianchi Co-generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 570,000,000
Business nature and scope of operations	Construction, operation and management of coal-fired plants and related projects
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 352,020,000
Business nature and scope of operations	Power generation and supply development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Nanjing Xingang Comprehensive Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 198,664,300
Business nature and scope of operations	Thermal generation and supply, power distribution and sale
Percentage of equity interest held, Interest	65.00%
Percentage of equity interest held, Voting	65.00%
Huaneng Changxing Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 26,000,000
Business nature and scope of operations	Construction and operation of distributed photovoltaic power generation plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Rudong Baxianjiao Offshore Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,629,338,700
Business nature and scope of operations	Infrastructure construction of wind power plants
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b)
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 267,450,000
Business nature and scope of operations	Construction, operation and management of power plants and thermal energy
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng (Dalian) Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,015,851,769
Business nature and scope of operations	Construction, operation and management of co-generation power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhongxiang Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 240,000,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng International Power Hong Kong Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Hong Kong
Type of interest held	Held directly
Registered capital | shares	100,000	100,000	100,000
Business nature and scope of operations	Development, construction management and operation of power supply, coal projects; related investment and financing businesses
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
TPG [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	Held indirectly
Registered capital | $		$ 1,183,000,001
Business nature and scope of operations	Power generation and related by-products, derivatives, developing power supply resources operating electricity and power sales
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
TP Utilities Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	Held indirectly
Registered capital | $		255,500,001
Business nature and scope of operations	Provision of energy, power supply, thermal supply, management of industrial water and waste
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
TPSTMWR [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	Held indirectly
Registered capital | $		4,500,000
Business nature and scope of operations	Providing desalinated water
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
TP-STM Water Services Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	Held indirectly
Registered capital | $		$ 21,000
Business nature and scope of operations	Providing desalinated water
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Mianchi Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 291,800,000
Business nature and scope of operations	Wind power generation, new energy development and utilization
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhuolu Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 159,178,100
Business nature and scope of operations	Construction, operation and management of power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Tongwei Wind Power Generation Limited Liability Company ("Tongwei Wind Power ") (d)
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 264,640,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yizheng Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Wind power plants design, construction, management and maintenance
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yancheng Dafeng New Energy Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,000,000,000
Business nature and scope of operations	Construction, operation and management of wind power photovoltaic power plant
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shanyin Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,573,000,000
Business nature and scope of operations	Construction, operation and management of power plants and related projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Huaneng Jiangsu Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 201,000,000
Business nature and scope of operations	Purchase and sale of electricity and thermal energy, water supply services, construction and operation of electricity distribution networks and heating pipe networks
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Liaoning Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Sale of electricity, thermal energy and hot water circulation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guangdong Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Power and thermal energy supply, energy conservation technology service, transmission and substation projects contracting
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Suizhou Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 96,020,000
Business nature and scope of operations	Construction, operation and management of power plants, production and sale of electricity and heat
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Changle Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 15,570,000
Business nature and scope of operations	Construction, operation and management of photovoltaic power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Longyan Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 35,000,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Dandong Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 17,720,000
Business nature and scope of operations	Investment, construction operation and management of electricity projects, development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Dongguan Combined Cycle Co-generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 704,490,000
Business nature and scope of operations	Investment of electricity projects, thermal power generation and supply, investment in heating pipe networks, development and utilization of clean energy resources
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng Chongqing Fengjie Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 183,900,000
Business nature and scope of operations	Electricity production and supply; development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jingxing Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 23,500,000
Business nature and scope of operations	Investment, construction and management of photovoltaic power plants
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shanxi Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Electricity supply and sales investment, construction, operation and repair of regional transmission and distribution networks
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Chongqing Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Operation of natural gas, electric energy and thermal energy product sale
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Chongqing Luohuang Energy Sales Limited Liability Company ("Luohuang Energy Sales") (ii)
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sale and supply of electricity, sale of thermal products
Percentage of equity interest held, Interest	90.00%
Percentage of equity interest held, Voting	90.00%
Huaneng Chongqing Tongliang Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Operation of natural gas, sale of electricity supply, sale of thermal products
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Huaneng Hunan Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Electricity and thermal energy product sale
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiangxi Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Construction, operation and management of heat and power supply facilities
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hebei Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Construction, installation, maintenance and repair of heat and power supply facilities
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Henan Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sale of electricity, heat, gas and other energy products
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Handan Heating Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Construction, operation and maintenance of heating sources and pipe networks
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Huzhou Development Zone) Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Photovoltaic power generation; power supply, purchase and sale
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Fujian Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sale of electricity, heat, gas and other energy products
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hubei Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sale of electricity, heat, gas and other energy products
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Sanming) Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 500,000
Business nature and scope of operations	Construction, operation and management of wind power, photovoltaic power station and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yueyang Xingang Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 16,000,000
Business nature and scope of operations	Construction, operation and management of electricity projects, development and utilization of clean energy
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Shanghai Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Power supply (except construction and operation of electricity networks), technology services in energy conservation and environmental protection
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Anhui Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sale of electricity, heat, gas and other energy products
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Shanghai) Power Maintenance Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Contracting installation and repair of electricity facilities
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guanyun Clean Energy Power Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,446,020,000
Business nature and scope of operations	Sale of electricity, construction, operation and management of co-generation power plants, heating network and expansion engineering
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jianchang Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity, and development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Chaoyang Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity, and development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Fujian) Port Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 619,710,000
Business nature and scope of operations	Port management, investment and development
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shijiazhuang Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 60,000,000
Business nature and scope of operations	Production and supply of heat and purchase and sale of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiangyin Combined Cycle Co-generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 600,000,000
Business nature and scope of operations	Production and supply of electricity, and production and supply of heat
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Huaneng Anyang Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 619,600,000
Business nature and scope of operations	Production and supply of electricity, and production and supply of heat
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shanxi Comprehensive Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 2,086,698,606
Business nature and scope of operations	Production and supply of electricity, and production and supply of heat
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Dezhou New Energy Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 609,864,000
Business nature and scope of operations	Photovoltaic power generation, wind power generation, and biomass power generation
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Zhaodong Huaneng Dechang Solar Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 30,810,000
Business nature and scope of operations	Solar energy generation and technology promotion, and repair electricity facilities
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Mingguang Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 13,000,000
Business nature and scope of operations	Production and supply of electricity; investment, construction, operation and management of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guangxi Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Power supply, contracting installation and repair of electricity facilities
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hunan Lianping Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 173,920,000
Business nature and scope of operations	Production and supply of electricity
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng Abagaqi Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 316,180,760
Business nature and scope of operations	Production, supply and sale of electricity and thermal energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiashan Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhejiang Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operations	New energy technology development and technology consulting
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guangdong Shantou Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity and thermal energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shantou Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 100,000
Business nature and scope of operations	Production and supply of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guigang Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 173,810,000
Business nature and scope of operations	Production and supply of electricity, and investment, construction and operation of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Changxing Jiapu Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity, and investment, construction and operation of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hainan Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Construction and operation of heat and power supply facilities, operation of heat resources, heat networks and power supply facilities
Percentage of equity interest held, Interest	91.80%
Percentage of equity interest held, Voting	100.00%
Huaneng Yangpu Co-generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 802,222,000
Business nature and scope of operations	Investment, construction, operation and management of electricity projects and heat pipe networks
Percentage of equity interest held, Interest	82.62%
Percentage of equity interest held, Voting	90.00%
Huaneng Zhejiang Pinghu Offshore Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 2,200,000,000
Business nature and scope of operations	Production and supply of electricity, and investment, construction and operation of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Liaoning Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 170,000,000
Business nature and scope of operations	Technology development technical advice services for clean energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Jiangsu Huaneng Zhongyang New Energy Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 28,000,000
Business nature and scope of operations	Production and supply of electricity, investment, construction and operation of electricity projects
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Henan Puyang Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,491,567,000
Business nature and scope of operations	Production and supply of electricity, and investment, construction and operation of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guizhou Energy Sales Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sale of electricity, heat and gas
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guangdong Shantou Offshore Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 62,950,000
Business nature and scope of operations	Investment and development of wind energy and new energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Jiyuan Huaneng Energy Sales Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 20,000,000
Business nature and scope of operations	Sale of electricity, heat and gas
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yushe Poverty Relief Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 14,760,000
Business nature and scope of operations	Construction, operation and management of photovoltaic power generation and new energy projects
Percentage of equity interest held, Interest	90.00%
Percentage of equity interest held, Voting	90.00%
Huaneng Anhui Mengcheng Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 409,070,000
Business nature and scope of operations	Production and supply of electricity, and investment, construction and operation of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Anshun Comprehensive Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 10,530,000
Business nature and scope of operations	Production and supply of electricity, and investment, construction and operation of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shengdong Rudong Offshore Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 2,000,000,000
Business nature and scope of operations	Production and sale of electric power; investment in wind power generation
Percentage of equity interest held, Interest	79.00%
Percentage of equity interest held, Voting	79.00%
Huaneng Zhejiang Cangnan Offshore Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and sale of electric power; and investment in wind power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhejiang Ruian Offshore Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and sale of electric power, and investment in wind power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Shanghai) Photovoltaic Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 35,496,600
Business nature and scope of operations	Technical service of wind power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Sinosing Services PTE. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	Held indirectly
Registered capital | $			$ 1
Business nature and scope of operations	Bond issuance service
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yangqu Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 47,000,000
Business nature and scope of operations	Construction, operation and management of wind power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Ruicheng Comprehensive Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 216,300,000
Business nature and scope of operations	Construction, operation and management of new energy power projects, and power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Xiayi Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 117,720,000
Business nature and scope of operations	Production and sale of electric power, clean energy development and utilization and investment in electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Anhui Shitai) Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 63,600,000
Business nature and scope of operations	Production and sale of electric power, clean energy development and utilization and investment in electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Tianjin) Energy Sales Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Power and thermal energy supply, energy conservation technology service, transmission and substation projects contracting
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Qingneng Tongyu Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 180,000,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guanling New Energy Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Production and sale of electricity and heat
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Luobei Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 467,148,000
Business nature and scope of operations	Development and management of new energy technology, operation and management of wind power, and maintenance of wind power equipment
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Sihong New Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 150,000,000
Business nature and scope of operations	Development and management of new energy technology
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Taiqian Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 101,136,800
Business nature and scope of operations	Production and sale of electricity and heat, development, investment and management of new energy technology, and development and utilization of clean energy
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Huaneng Zhenping Clean Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 80,000,000
Business nature and scope of operations	Production and sale of electricity, and development and utilization of clean energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Heze Dongming) New Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 208,726,700
Business nature and scope of operations	Photovoltaic power generation, wind power generation and biomass power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiangkou Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 20,000,000
Business nature and scope of operations	Production and sale of wind power, and development and utilization of clean energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Chongqing Huaqing Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 44,420,000
Business nature and scope of operations	Providing thermal energy and cold energy services; supplying electricity
Percentage of equity interest held, Interest	45.00%
Percentage of equity interest held, Voting	60.00%
Shengdong Rudong Offshore Wind Power Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 2,000,000,000
Business nature and scope of operations	Ancillary projects, construction of wind farm and wind farm maintenance
Percentage of equity interest held, Interest	79.00%
Percentage of equity interest held, Voting	100.00%
Zhanhua Photovoltaic Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 145,790,000
Business nature and scope of operations	Photovoltaic power generation
Percentage of equity interest held, Interest	46.40%
Percentage of equity interest held, Voting	58.00%
Huaneng Jiyang Biomass Thermal Power Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 72,190,000
Business nature and scope of operations	Production and sale of new energy power
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Liaocheng Gaotang) New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 261,670,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yantai New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,663,602,000
Business nature and scope of operations	Biomass power generation, sale of electricity and heat, and energy-saving technology promotion
Percentage of equity interest held, Interest	58.18%
Percentage of equity interest held, Voting	72.73%
Huaneng Shanghai Shidongkou Power Generation Limited Liability Company ii [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,179,000,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	50.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Nanjing Combined Cycle Co-generation Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 938,350,000
Business nature and scope of operations	Construction, operation and management of power plants and energy projects
Percentage of equity interest held, Interest	57.39%
Percentage of equity interest held, Voting	84.78%
Huaneng Weishan New Energy Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 167,000,000
Business nature and scope of operations	Investment, production and sale of new energy power generation projects
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Ruyi (Helan) New Energy Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 19,000,000
Business nature and scope of operations	Photovoltaic power generation
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Wulian New Energy Limited Company [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 300,000,000
Business nature and scope of operations	Photovoltaic power generation, wind power generation, and investment and development of new energy power projects
Percentage of equity interest held, Interest	88.80%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhenlai Photovoltaic Power Generation Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 29,958,660
Business nature and scope of operations	Investment, construction, production, operation and overhaul of photovoltaic power generation projects
Percentage of equity interest held, Interest	50.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Ruzhou Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 217,010,000
Business nature and scope of operations	Production and supply of electricity projects, investment, construction and operation of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Sheyang New Energy Power Generation Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,136,500,000
Business nature and scope of operations	Production and sale of electricity and heat
Percentage of equity interest held, Interest	34.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Zuoquan Yangjiao Wind Power Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Business nature and scope of operations	Production and sale of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Siping Wind Power Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 407,810,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Tongyu Tuanjie Wind Power Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 212,680,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Henan Clean Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Production and sale of electricity, and construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yingcheng New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 95,418,000
Business nature and scope of operations	Production and sale of electricity, and construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Fujian) Energy Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 4,214,710,512
Business nature and scope of operations	Production and sale of electricity, and prevention of water pollution
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Power International Jiangsu Energy Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 15,089,400,000
Business nature and scope of operations	Electricity, heat, and new energy development
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Guangdong) Energy Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 6,536,297,868
Business nature and scope of operations	Production and sale of heat, sewage treatment and recycling, and new energy technology development
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Zhejiang) Energy Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Production and sale of electricity and heat, sale of coal, lime, gypsum and related products, and research and development of energy-efficient technologies
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Nantong Combined Cycle Power Limited Company [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 960,000,000
Business nature and scope of operations	Production and sale of electricity and heat; and investment in combined cycle co-generation industries
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Smart Energy (Jiaxiang) Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 180,000,000
Business nature and scope of operations	Production and sale of electricity and heat; and investment in combined cycle co-generation industries
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yantai Bajiao Thermal Power Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,291,720,000
Business nature and scope of operations	Production and sale of electricity and heat; and investment in combined cycle co-generation industries
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Dashiqiao) Power New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 500,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Haiyang) Guangfu New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 744,466,900
Business nature and scope of operations	Production and sale of electricity, and development and utilization of clean energy
Percentage of equity interest held, Interest	64.00%
Percentage of equity interest held, Voting	80.00%
Huaneng (Laizhou) New Energy Technology Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Production and sale of electricity, and development and utilization of clean energy
Percentage of equity interest held, Interest	65.14%
Percentage of equity interest held, Voting	81.43%
Huaneng (Liaocheng Guanxian) New Energy Development Limited Company [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,493,950,000
Business nature and scope of operations	Production and sale of electricity, and development and utilization of clean energy
Percentage of equity interest held, Interest	52.00%
Percentage of equity interest held, Voting	65.00%
Huaneng (Shantou Jinping) New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 500,000
Business nature and scope of operations	Production and sale of electricity, and development and utilization of clean energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Weifang Binhai District) New Energy Limited Company [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 404,650,000
Business nature and scope of operations	Production and sale of electricity, and development and utilization of clean energy
Percentage of equity interest held, Interest	52.00%
Percentage of equity interest held, Voting	65.00%
Huaneng (Yingkou) Electric Power New Energy Development Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 500,000
Business nature and scope of operations	Production and sale of new energy power
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Zhejiang Daishan) Offshore Wind Power Co., Ltd.* ("Daishan Wind Power") [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,500,000,000
Business nature and scope of operations	Production and sale of wind power, and development and utilization of clean energy
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Beibu Gulf (Guangxi) New Energy Development Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Production and sale of new energy power
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Cixian Comprehensive Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 158,776,300
Business nature and scope of operations	Production and sale of new energy power
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Daan Clean Energy Power Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 670,670,000
Business nature and scope of operations	Production and sale of new energy power
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Daqing Ranghulu District Clean Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 300,000,000
Business nature and scope of operations	Production and sale of electricity, construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guangxi Clean Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 30,000,000
Business nature and scope of operations	Production and sale of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hebei Clean Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 3,000,000
Business nature and scope of operations	Production and sale of electricity, construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hubei New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 164,920,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hualiangting (Tongling) Clean Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 72,000,000
Business nature and scope of operations	Production and sale of electricity, construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Lindian Clean Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Production and sale of electricity, construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Linxiang New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Pingshan Clean Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 500,000
Business nature and scope of operations	Production and sale of electricity, construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Puyang Longyuan Clean Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 59,715,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Huaneng Clean Energy (Qujing Fuyuan) Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 240,000,000
Business nature and scope of operations	Production and sale of electricity, construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Clean Energy (Qujing Zhanyi) Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 156,000,000
Business nature and scope of operations	Production and sale of electricity, construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Tangshan Caofeidian District Clean Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 141,210,000
Business nature and scope of operations	Production and sale of electricity, construction, operation and management of clean energy projects
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Xingtai Comprehensive Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 12,177,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Chongqing Wushan Wind Power Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 108,000,000
Business nature and scope of operations	Production and sale of wind power, and development and utilization of clean energy
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Shangyi Guolang New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and sale of new energy power
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Zhangjiakou Guolang New Energy Co., Ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 141,000,000
Business nature and scope of operations	Production and sale of new energy power
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Shijiazhuang Yujun New Energy Technology Co., Ltd.* ("Yujun New Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 500,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	95.00%
Xinhe Hanhao New Energy Technology Co., Ltd.* ("Hanhao New Energy") [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 100,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Chaozhou Chaoan) New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 500,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Pucheng) Clean Energy Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 5,000,000
Business nature and scope of operations	Production and sale of wind power, and development and utilization of clean energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shanxi Energy Service Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 230,742,300
Business nature and scope of operations	Production and sale of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Hengshui Huaqing New Energy Technology Co., Ltd. ("Huaqing New Energy") [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 700,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	95.00%
Shenzhen Shunyi New Energy Technology Co., Ltd.* ("Shunyi New Energy") [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 500,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	100.00%